Minimum Lease Payment under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Operating Lease Liabilities Payments Due [Abstract]
2021	$ 2,184
2022	2,133
2023	2,055
2024	2,119
2025 and thereafter	6,852
Total minimum lease payments	15,343
Less imputed interest	(2,087)
Total present value of operating lease liabilities	$ 13,256	$ 13,736